Investments	3 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments
Investments
Our investments include both equity method and consolidated investments. Those entities identified as variable interest entities ("VIEs") have been evaluated to determine whether we are the primary beneficiary. The VIEs included under "Consolidated VIEs" below are those for which we have concluded that we are the primary beneficiary and accordingly, consolidate these entities. None of our consolidated VIEs held debt as of March 31, 2016, or December 31, 2015. We have not provided any financial support to any of our VIEs during the year that we were not previously contractually obligated to provide. Amounts due to and due from our equity method investments are recorded as affiliate accounts payable and affiliate accounts receivable.
Authoritative guidance related to the consolidation of VIEs requires that we continually reassess whether we are the primary beneficiary of VIEs in which we have an interest. As such, the conclusion regarding the primary beneficiary status is subject to change, and we continually evaluate circumstances that could require consolidation or deconsolidation. As of March 31, 2016, and December 31, 2015, our consolidated VIEs are Cobra Beer Partnership, Ltd. ("Cobra U.K.") and Grolsch U.K. Ltd. ("Grolsch"). Our unconsolidated VIEs are Brewers Retail Inc. ("BRI") and Brewers' Distributor Ltd. ("BDL").
In June 2015, our equity method investment, BRI, entered into a Canadian Dollar ("CAD") 150 million revolving credit facility with Canadian Imperial Bank of Commerce (“CIBC”), maturing one year after issuance, with one-year renewal options subject to approval by CIBC. In conjunction with the issuance of the revolving credit facility, we and two additional shareholders of BRI were each required to guarantee BRI’s obligations under the facility, with our proportionate share of the guarantee totaling 45.9%. As a result of this guarantee, we have a current liability of $30.4 million and $16.9 million as of March 31, 2016, and December 31, 2015, respectively. The carrying value of the guarantee equals its fair value, which considers an adjustment for our own non-performance risk and is considered a Level 2 measurement. The offset to the guarantee liability was recorded as an adjustment to our equity method investment balance. The guarantee liability was calculated based on our proportionate 45.9% share of BRI’s total revolving credit facility outstanding balance at March 31, 2016. The resulting change in equity investment balance during the year due to movements in the guarantee represents a non-cash investing activity.
In 2015, we, along with the other owners of BRI and the Province of Ontario, agreed to revise the ownership structure of BRI. The new BRI shareholder agreement (“New Shareholder Agreement”) incorporating these changes became effective at the beginning of 2016, at which time BRI converted all existing capital stock into a new share class, as well as created a separate share class to facilitate new and existing brewer participation and governance. While governance and board of director participation continues to have the ability to fluctuate based on market share relative to the other owners, our equity interest has become fixed under the New Shareholder Agreement. We have evaluated the changes within the New Shareholder Agreement from a primary beneficiary perspective and concluded that we will continue to account for BRI as an equity method investment as control of BRI continues to be shared under the New Shareholder Agreement.
Equity Investments
Investment in MillerCoors
As discussed in Note 16, "Pending Acquisition", on November 11, 2015, we entered into a purchase agreement to acquire all of SABMiller’s 58% economic interest and 50% voting interest in MillerCoors and all trademarks, contracts and other assets primarily related to the Miller brand portfolio outside of the U.S. and Puerto Rico as described in the Purchase Agreement (the "Acquisition"). Following the closing of the pending Acquisition, the Company will own 100% of the outstanding equity and voting interests of MillerCoors. See further details regarding the pending Acquisition in Note 16, "Pending Acquisition".
Summarized financial information for MillerCoors is as follows:
Condensed Balance Sheets

	As of
	March 31, 2016	December 31, 2015
	(In millions)
Current assets	$951.0	$800.5
Non-current assets	9,044.3	9,099.5
Total assets	$9,995.3	$9,900.0
Current liabilities	$1,002.8	$1,180.1
Non-current liabilities	1,346.7	1,407.0
Total liabilities	2,349.5	2,587.1
Noncontrolling interests	22.4	20.1
Owners' equity	7,623.4	7,292.8
Total liabilities and equity	$9,995.3	$9,900.0
The following represents our proportionate share in MillerCoors' equity and reconciliation to our investment in MillerCoors:

	As of
	March 31, 2016	December 31, 2015
	(In millions, except percentages)
MillerCoors owners' equity	$7,623.4	$7,292.8
MCBC economic interest	42%	42%
MCBC proportionate share in MillerCoors equity	3,201.8	3,063.0
Difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors(1)	(655.9)	(657.0)
Accounting policy elections	35.0	35.0
Investment in MillerCoors	$2,580.9	$2,441.0

(1)
Our net investment in MillerCoors is based on the carrying values of the net assets contributed to the joint venture which is less than our proportionate share of underlying equity (42%) of MillerCoors (contributed by both Coors Brewing Company ("CBC") and Miller Brewing Company ("Miller")). This basis difference, with the exception of certain non-amortizing items (goodwill, land, etc.), is being amortized as additional equity income over the remaining useful lives of the contributed long-lived amortizing assets.

Results of Operations

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Net sales	$1,816.1	$1,774.6
Cost of goods sold	(1,033.0)	(1,076.2)
Gross profit	$783.1	$698.4
Operating income(1)	$336.5	$309.3
Net income attributable to MillerCoors(1)	$335.3	$304.6

(1)
Results for the three months ended March 31, 2016, include special charges related to the planned closure of the Eden, North Carolina, brewery, including $35.9 million of accelerated depreciation in excess of normal depreciation associated with the brewery, and $1.0 million of other charges.

The following represents our proportionate share in net income attributable to MillerCoors reported under the equity method of accounting:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions, except percentages)
Net income attributable to MillerCoors	$335.3	$304.6
MCBC economic interest	42%	42%
MCBC proportionate share of MillerCoors net income	140.8	127.9
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	1.1	1.1
Share-based compensation adjustment(1)	0.5	0.3
Equity income in MillerCoors	$142.4	$129.3

(1)
The net adjustment is to eliminate all share-based compensation impacts related to pre-existing SABMiller plc equity awards held by former Miller employees employed by MillerCoors, as well as to add back all share-based compensation impacts related to pre-existing MCBC equity awards held by former MCBC employees who transferred to MillerCoors.

The following table summarizes our transactions with MillerCoors:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Beer sales to MillerCoors	$2.0	$2.8
Beer purchases from MillerCoors	$9.9	$9.1
Service agreement costs and other charges to MillerCoors	$0.7	$0.6
Service agreement costs and other charges from MillerCoors	$0.1	$0.4

As of March 31, 2016, and December 31, 2015, we had $8.3 million and $7.6 million of net payables due to MillerCoors, respectively.
Consolidated VIEs
The following summarizes the assets and liabilities of our consolidated VIEs (including noncontrolling interests):

	As of
	March 31, 2016		December 31, 2015
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Grolsch	$7.8	$3.8	$6.9	$3.3
Cobra U.K.	$33.6	$0.5	$30.2	$0.9